Fair Value: Schedule of changes in assets and liabilities classified as Level 3 (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of changes in assets and liabilities classified as Level 3

Total Realized/Unrealized Gain (Loss) Included in:

	Balance				Balance
	January 1,				December 31,
	2016	Purchases	Maturities	Earnings[1]	2016

Derivatives embedded in assets on deposit	$ 122,043	$ 78,090	$ (2,953)	$ 49,225	$ 246,405
Total assets	$ 122,043	$ 78,090	$ (2,953)	$ 49,225	$ 246,405

Derivatives embedded in annuity contracts	$ 122,043	$ 78,090	$ (2,953)	$ 49,225	$ 246,405
Total liabilities	$ 122,043	$ 78,090	$ (2,953)	$ 49,225	$ 246,405

[1] Included in net income is realized gains and losses associated with embedded derivatives.

The following table sets forth the values of assets and liabilities classified as Level 3 within the fair value hierarchy at December 31, 2015.

Total Realized/Unrealized Gain (Loss) Included in:

	Balance				Balance
	January 1,				December 31,
	2015	Purchases	Maturities	Earnings[1]	2015

Derivatives embedded in assets on deposit	$ 45,503	$ 73,631	$ (682)	$ 3,591	$ 122,043
Total assets	$ 45,503	$ 73,631	$ (682)	$ 3,591	$ 122,043

Derivatives embedded in annuity contracts	$ 45,503	$ 73,631	$ (682)	$ 3,591	$ 122,043
Total liabilities	$ 45,503	$ 73,631	$ (682)	$ 3,591	$ 122,043

[1] Included in net income is realized gains and losses associated with embedded derivatives.